Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated September 22, 2016
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, and September 16, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SmallCap Value Fund II [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class A
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.76%)
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	5.16%
SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	3.45%
SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.74%)
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	3.72%
SmallCap Growth Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:
SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Institutional Class [Member]
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	11.11%
10 Years	rr_AverageAnnualReturnYear10	8.52%
SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	8.74%
10 Years	rr_AverageAnnualReturnYear10	7.12%
SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	6.89%
SmallCap S&P 600 Index Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the Institutional Class Return rows, and replace with the following:
SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member]
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	11.20%
10 Years	rr_AverageAnnualReturnYear10	7.79%
SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.40%)
5 Years	rr_AverageAnnualReturnYear05	10.02%
10 Years	rr_AverageAnnualReturnYear10	6.74%
SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	6.20%
SmallCap Fund (Formerly SmallCap Blend Fund) [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP FUND
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
SmallCap Fund (Formerly SmallCap Blend Fund) [Member] | SmallCap Blend Fund, Class A [Member]
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.95%)
5 Years	rr_AverageAnnualReturnYear05	10.12%
10 Years	rr_AverageAnnualReturnYear10	5.72%
SmallCap Fund (Formerly SmallCap Blend Fund) [Member] | SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10	4.84%
SmallCap Fund (Formerly SmallCap Blend Fund) [Member] | SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Tax-Exempt Bond Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member]
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	3.97%